INCOME TAX - Reconciliation between total expenses of income tax and tax expense - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [line items]
Profit before income tax	$ 3,487,550	$ 6,274,371	$ 6,364,618
Enacted tax rate	40.00%	38.00%	34.00%
Theoretical income tax expense	$ 1,395,020	$ 2,384,261	$ 2,163,970
Non deductible expenses	872,723	465,986	378,301
Tax losses considered non recoverable for income tax purpose	71,741	192,470	9,480
Presumptive income considered non recoverable for income tax purpose	(23)	(7,666)	(7,845)
Nontaxable dividends	(47,242)	(40,420)	(51,334)
Nontaxable income under equity method in associates	(150,626)	(141,655)	(111,736)
Profit (loss) on sales or appraisal of investment	(5,009)	(439)	(695)
Nontaxable interest income and other income	(274,758)	(281,715)	(133,711)
Other nontaxable income	(182,121)	(578,592)	(283,755)
Non-accountable tax revenues in Sale of BHI	114,201	543,879
Revenues taxable by different tax rate	47,139	9,218	1,453
Tax benefits in the acquisition of property and equipment	(32,493)	(34,018)	(22,431)
Tax discounts	(25,086)	(80,804)	(91,829)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(246,999)	(188,701)	(55,366)
Effect on the deferred income tax due to changes in tax rates	(176,764)	56,129	587,939
Prior years adjustments	(20,491)	(35,553)	(102,937)
Adjustments due to uncertain tax positions in previous year	(772)	(6,802)	(933)
Deferred taxes - Prior years adjustments	(165)	7,857	34,573
Withholding Tax	9,479	654	4,399
Other	(37,320)	7,315	5,885
Total tax expense	$ 1,310,434	$ 2,271,404	$ 2,323,428
Effective income tax rate	37.57%	36.20%	36.51%
Tax losses on which no deferred tax asset recorded	$ 71,741	$ 192,470	$ 9,480
Deferred tax rate (as a percent)	35.00%
Statutory tax rate (as a percent)			36.00%
Banco de Bogota S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates			$ (262,901)
Banco de Occidente S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates	$ (36,523)
Banco Popular S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates	(57,700)
Corficolombiana
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates	(87,085)		$ (133,329)
Rent surcharge rate			4.00%
Other entities
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates			$ (7,611)
Nexa , Barbados And Other Subsidiaries
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates	$ 4,544
Costa Rica
Disclosure of income tax [line items]
Enacted tax rate			30.00%